Acquisitions - Tangible Assets (Detail) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	May 29, 2015	May 06, 2014	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Gaming equipment						$ 0
Minimum [Member]
Business Acquisition [Line Items]
Estimated useful lives			1 year	3 years
Minimum [Member] | Gaming Equipment [Member]
Business Acquisition [Line Items]
Estimated useful lives			3 years	3 years
Minimum [Member] | Other Property and Equipment [Member]
Business Acquisition [Line Items]
Estimated useful lives			1 year	3 years
Maximum [Member]
Business Acquisition [Line Items]
Estimated useful lives			6 years	6 years
Maximum [Member] | Gaming Equipment [Member]
Business Acquisition [Line Items]
Estimated useful lives			6 years	6 years
Maximum [Member] | Other Property and Equipment [Member]
Business Acquisition [Line Items]
Estimated useful lives			6 years	6 years
Cadillac Jack [Member]
Business Acquisition [Line Items]
Gaming equipment	$ 29,634			$ 0	$ 0
Cadillac Jack [Member] | Gaming Equipment [Member]
Business Acquisition [Line Items]
Gaming equipment	23,065
Cadillac Jack [Member] | Other Property and Equipment [Member]
Business Acquisition [Line Items]
Gaming equipment	$ 6,569
Cadillac Jack [Member] | Minimum [Member] | Gaming Equipment [Member]
Business Acquisition [Line Items]
Estimated useful lives	1 year
Cadillac Jack [Member] | Minimum [Member] | Other Property and Equipment [Member]
Business Acquisition [Line Items]
Estimated useful lives	2 years
Cadillac Jack [Member] | Maximum [Member] | Gaming Equipment [Member]
Business Acquisition [Line Items]
Estimated useful lives	5 years
Cadillac Jack [Member] | Maximum [Member] | Other Property and Equipment [Member]
Business Acquisition [Line Items]
Estimated useful lives	3 years
C2 Gaming, LLC [Member]
Business Acquisition [Line Items]
Gaming equipment		$ 534
C2 Gaming, LLC [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated useful lives		1 year
C2 Gaming, LLC [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful lives		5 years